Supplementary cash flow information	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Supplementary cash flow information [text block]
30.	Supplementary cash flow information

(a)	Change in non-cash working capital:

	Year ended December 31,
	2018	2017
Change in:
Trade and other receivables	$16,198	$(8,979)
Other financial assets/liabilities	(17,290)	6,620
Inventories	(32)	(18,690)
Prepaid expenses	(38)	(4,619)
Trade and other payables	(19,608)	(6,336)
Change in taxes payable/receivable, net	7,881	39,326
Provisions and other liabilities	(1,030)	1,693
	$(13,919)	$9,015

(b)	Non-cash transactions:

During the year ended December 31, 2018, the Group entered into the following non-cash investing and financing activities which are not reflected in the consolidated statements of cash flows:

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Remeasurements of the Group's decommissioning and restoration liabilities for the twelve months ended December 31, 2018 led to a net increase in related property, plant and equipment assets of $8,998 (year ended December 31, 2017 - $10,661) mainly as a result of increased mine activity and the resulting higher disturbance.

	-	Property, plant and equipment included $10,588 of net additions related to capital additions under finance lease (year ended December 31, 2017- $3,234).

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In 2017, the Peru business unit completed the sale of some heavy mobile equipment and then executed a finance lease to leaseback that same equipment. The transaction resulted in cash proceeds of $67,275. Given the classification of the leaseback as a finance lease, there was no change in the carrying value of the heavy mobile equipment and no impacts to the statements of income.